SCHEDULE OF PURCHASES FROM RELATED PARTIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Purchases from related parties			$ 679,020	$ 291,687
Purchase from related party	$ 136,912	$ 125,527
Dongguan Baxi Food Distribution Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	8,178	31,424
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member]
Related Party Transaction [Line Items]
Purchase from related party	14,648	18,319
Dongguan Pengqin Drinking Water Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	9,555	15,450
Dongguan Dengqinghu Drinking Water Store [Member]
Related Party Transaction [Line Items]
Purchase from related party	1,082	6,141
Dongguan Tailai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	9,736	13,868
Dongguan Anxiang Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	46,721	33,993
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	39,765	2,996
Dongguan Dalingshan Runxin Drinking Water Store [Member]
Related Party Transaction [Line Items]
Purchase from related party	$ 7,227	$ 3,336
Dongguan Anxiang Technology Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			184,099	64,035
Guangfong Jiaduonuo Shengshi Tradong Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			168,066	24,774
Dongguan Baxi Food Distribution Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			79,685	32,425
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			63,483	9,857
Dongguan Pengqin Drinking Water Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			57,086	73,843
Dongguan Tailai Trading Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			72,664	48,852
Dongguan Dengqinghu Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			9,483	12,394
Dongguan Dalingshan Runxin Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			$ 44,454	$ 25,507